Share-based payments - Disclosure of share-based payment expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 186,726	$ 177,130
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	42,148	32,484
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	6,848	13,108
Share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	136,275	128,662
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 1,455	$ 2,876